Supplemental Financial Information (Receivables)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Abstract]
Receivables, gross	$ 6,026	$ 5,279
Less: Allowance for returns and customer incentives	307	425
Less: Allowance for doubtful accounts	198	202
Receivables, net	5,521	4,652
Noncurrent receivables, net	$ 641	$ 684